UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2009

[LOGO OF USAA]
    USAA(R)




PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA WORLD GROWTH FUND
FEBRUARY 28, 2009






                                                                      (Form N-Q)

48475 -0409                                  (C)2009, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS


USAA WORLD GROWTH FUND
February 28, 2009 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (99.2%)

               COMMON STOCKS (98.9%)

               CONSUMER DISCRETIONARY (13.1%)
               ------------------------------
               ADVERTISING (2.5%)
       172,800 Omnicom Group, Inc.                                                          $       4,153
       549,320 WPP plc                                                                              2,874
                                                                                          ---------------
                                                                                                    7,027
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (3.5%)
       422,650 Burberry Group plc                                                                   1,555
       185,632 Compagnie Financiere Richemont S.A.                                                  2,452
       104,920 LVMH Moet Hennessy Louis Vuitton S.A.                                                6,036
                                                                                          ---------------
                                                                                                   10,043
                                                                                          ---------------
               CASINOS & GAMING (1.1%)
       715,755 Ladbrokes plc                                                                        1,778
       402,260 William Hill plc                                                                     1,360
                                                                                          ---------------
                                                                                                    3,138
                                                                                          ---------------
               FOOTWEAR (2.0%)
       135,860 NIKE, Inc. "B"                                                                       5,642
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.3%)
        80,410 Harley-Davidson, Inc.                                                                  812
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (2.6%)
        99,720 Vivendi S.A.                                                                         2,397
       288,000 Walt Disney Co.                                                                      4,830
                                                                                          ---------------
                                                                                                    7,227
                                                                                          ---------------
               PUBLISHING (1.0%)
       174,500 Wolters Kluwer N.V.                                                                  2,785
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
        97,630 Sally Beauty Holdings, Inc. *                                                          378
                                                                                          ---------------
               Total Consumer Discretionary                                                        37,052
                                                                                          ---------------

               CONSUMER STAPLES (21.2%)
               ------------------------
               BREWERS (2.8%)
       374,600 Grupo Modelo S.A. de C.V. "C"                                                          971
       260,300 Heineken N.V.                                                                        7,019
                                                                                          ---------------
                                                                                                    7,990
                                                                                          ---------------
               DISTILLERS & VINTNERS (3.2%)
       542,795 Diageo plc                                                                           6,364
        47,972 Pernod Ricard S.A.                                                                   2,647
                                                                                          ---------------
                                                                                                    9,011
                                                                                          ---------------

================================================================================
1  |  USAA World Growth Fund

================================================================================

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               DRUG RETAIL (1.6%)
       194,430 Walgreen Co.                                                                 $       4,639
                                                                                          ---------------
               FOOD RETAIL (0.6%)
       355,409 Tesco plc                                                                            1,696
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (5.4%)
       224,300 Kao Corp.                                                                            4,291
        76,735 Procter & Gamble Co.                                                                 3,696
       186,140 Reckitt Benckiser Group plc                                                          7,179
                                                                                          ---------------
                                                                                                   15,166
                                                                                          ---------------
               PACKAGED FOODS & MEAT (5.3%)
        18,890 General Mills, Inc.                                                                    992
        76,247 J.M. Smucker Co.                                                                     2,830
       344,300 Nestle S.A.                                                                         11,284
                                                                                          ---------------
                                                                                                   15,106
                                                                                          ---------------
               SOFT DRINKS (2.3%)
       138,270 PepsiCo, Inc.                                                                        6,656
                                                                                          ---------------
               Total Consumer Staples                                                              60,264
                                                                                          ---------------

               ENERGY (6.2%)
               -------------
               INTEGRATED OIL & GAS (5.1%)
        55,860 Chevron Corp.                                                                        3,391
        42,810 Exxon Mobil Corp.                                                                    2,907
       186,200 Royal Dutch Shell plc "A"                                                            4,105
        85,350 Total S.A.                                                                           4,055
                                                                                          ---------------
                                                                                                   14,458
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.1%)
           442 INPEX Holdings, Inc.                                                                 3,071
                                                                                          ---------------
               Total Energy                                                                        17,529
                                                                                          ---------------

               FINANCIALS (8.7%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (3.2%)
       198,641 Bank of New York Mellon Corp.                                                        4,404
        55,597 Julius Baer Holding AG "B"                                                           1,294
       133,110 State Street Corp.                                                                   3,364
                                                                                          ---------------
                                                                                                    9,062
                                                                                          ---------------
               CONSUMER FINANCE (0.7%)
       107,700 Aeon Credit Service Co. Ltd.                                                           835
       110,820 American Express Co.                                                                 1,337
                                                                                          ---------------
                                                                                                    2,172
                                                                                          ---------------
               DIVERSIFIED BANKS (1.5%)
       413,997 Banca Intesa S.p.A.                                                                  1,016
        91,496 Erste Bank der Oesterreichischen Sparkassen AG                                         890
         8,379 Komercni Banka A.S.                                                                    615
       174,439 Standard Chartered plc                                                               1,658
                                                                                          ---------------
                                                                                                    4,179
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.9%)
       271,008 UBS AG *                                                                             2,562
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.8%)
        24,780 Goldman Sachs Group, Inc.                                                            2,257
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.8%)
       237,760 AXA S.A.                                                                             2,211
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
        39,188 QBE Insurance Group Ltd.                                                               478
                                                                                          ---------------

================================================================================
                                                  Portfolio of Investments  |  2

================================================================================

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               REINSURANCE (0.3%)
        67,748 Swiss Re                                                                     $         841
                                                                                          ---------------
               SPECIALIZED FINANCE (0.3%)
        18,540 Deutsche Boerse AG                                                                     855
                                                                                          ---------------
               Total Financials                                                                    24,617
                                                                                          ---------------

               HEALTH CARE (17.0%)
               -------------------
               BIOTECHNOLOGY (0.4%)
        22,335 Actelion Ltd. *                                                                      1,058
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (4.9%)
       169,340 Medtronic, Inc.                                                                      5,011
        16,786 Sonova Holding AG                                                                      827
        38,410 Synthes, Inc.                                                                        4,458
       103,820 Zimmer Holdings, Inc. *                                                              3,636
                                                                                          ---------------
                                                                                                   13,932
                                                                                          ---------------
               HEALTH CARE SUPPLIES (1.4%)
        27,600 Alcon, Inc.                                                                          2,273
        71,400 DENTSPLY International, Inc.                                                         1,651
                                                                                          ---------------
                                                                                                    3,924
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (2.4%)
       101,300 Thermo Fisher Scientific, Inc. *                                                     3,673
        92,100 Waters Corp. *                                                                       3,244
                                                                                          ---------------
                                                                                                    6,917
                                                                                          ---------------
               PHARMACEUTICALS (7.9%)
        75,910 Bayer AG                                                                             3,665
       108,310 GlaxoSmithKline plc                                                                  1,657
        84,990 Johnson & Johnson                                                                    4,249
        62,930 Merck KGaA                                                                           4,744
        70,990 Roche Holdings AG                                                                    8,071
                                                                                          ---------------
                                                                                                   22,386
                                                                                          ---------------
               Total Health Care                                                                   48,217
                                                                                          ---------------

               INDUSTRIALS (10.7%)
               -------------------
               AIR FREIGHT & LOGISTICS (2.6%)
       211,070 TNT N.V.                                                                             3,076
       102,000 United Parcel Service, Inc. "B"                                                      4,200
                                                                                          ---------------
                                                                                                    7,276
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (3.3%)
       194,880 Legrand S.A.                                                                         2,946
        87,730 Rockwell Automation, Inc.                                                            1,763
        75,852 Schneider Electric S.A.                                                              4,597
                                                                                          ---------------
                                                                                                    9,306
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (3.1%)
       135,040 3M Co.                                                                               6,139
       217,334 Smiths Group plc                                                                     2,589
                                                                                          ---------------
                                                                                                    8,728
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.5%)
        23,500 FANUC Ltd.                                                                           1,565
                                                                                          ---------------
               RAILROADS (1.2%)
       104,906 Canadian National Railway Co.                                                        3,393
                                                                                          ---------------
               Total Industrials                                                                   30,268
                                                                                          ---------------

================================================================================
3  |  USAA World Growth Fund

================================================================================

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY (11.0%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (1.3%)
       245,800 Cisco Systems, Inc. *                                                        $       3,581
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
        37,650 DST Systems, Inc. *                                                                  1,108
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
        12,900 Hirose Electric Co. Ltd.                                                             1,119
       185,000 HOYA Corp.                                                                           3,418
                                                                                          ---------------
                                                                                                    4,537
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (1.5%)
       146,930 Accenture Ltd. "A"                                                                   4,289
                                                                                          ---------------
               OFFICE ELECTRONICS (1.4%)
       155,400 Canon, Inc.                                                                          4,044
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.6%)
       115,085 ASML Holding N.V.                                                                    1,781
                                                                                          ---------------
               SEMICONDUCTORS (2.0%)
       221,950 Intel Corp.                                                                          2,828
         8,821 Samsung Electronics Co. Ltd.                                                         2,744
                                                                                          ---------------
                                                                                                    5,572
                                                                                          ---------------
               SYSTEMS SOFTWARE (2.2%)
       409,060 Oracle Corp. *                                                                       6,357
                                                                                          ---------------
               Total Information Technology                                                        31,269
                                                                                          ---------------

               MATERIALS (8.2%)
               ----------------
               INDUSTRIAL GASES (4.5%)
        46,546 Air Liquide S.A.                                                                     3,432
       104,990 Linde AG                                                                             6,785
        46,180 Praxair, Inc.                                                                        2,621
                                                                                          ---------------
                                                                                                   12,838
                                                                                          ---------------
               SPECIALTY CHEMICALS (3.7%)
         7,190 Givaudan S.A.                                                                        4,158
        69,100 International Flavors & Fragrances, Inc.                                             1,818
       100,000 Shin-Etsu Chemical Co. Ltd.                                                          4,519
                                                                                          ---------------
                                                                                                   10,495
                                                                                          ---------------
               Total Materials                                                                     23,333
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
     1,359,650 Singapore Telecommunications Ltd.                                                    2,161
                                                                                          ---------------
               Total Telecommunication Services                                                     2,161
                                                                                          ---------------

               UTILITIES (2.0%)
               ----------------
               ELECTRIC UTILITIES (0.6%)
        66,689 E.ON AG                                                                              1,726
                                                                                          ---------------
               MULTI-UTILITIES (1.4%)
       127,699 Gaz de France S.A.                                                                   4,094
                                                                                          ---------------
               Total Utilities                                                                      5,820
                                                                                          ---------------
               Total Common Stocks (cost: $409,732)                                               280,530
                                                                                          ---------------

================================================================================
                                                  Portfolio of Investments  |  4

================================================================================

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (0.3%)

               CONSUMER STAPLES (0.3%)
               -----------------------
               HOUSEHOLD PRODUCTS (0.3%)
        34,790 Henkel KGaA  (cost:  $1,491)                                                 $         823
                                                                                          ===============
               Total Equity Securities  (cost:  $411,223)                                         281,353
                                                                                          ---------------

    PRINCIPAL
       AMOUNT
        (000)
---------------------------------------------------------------------------------------------------------


               MONEY MARKET INSTRUMENTS (0.5%)

               COMMERCIAL PAPER (0.5%)
      $ 1,357  Bank of America Corp., 0.25% (a), 3/02/2009                                          1,357
                                                                                          ===============

    NUMBER OF
       SHARES
---------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.0%)
            88 State Street Institutional Liquid Reserve Fund, 0.73% (b)                               --
                                                                                          ===============
               Total Money Market Instruments (cost:  $1,357)                                       1,357
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $412,580)                                       $         282,710
                                                                                          ===============


================================================================================
5  |  USAA World Growth Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================
                                         Notes to Portfolio of Investments  |  6

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

================================================================================
7  |  USAA World Growth Fund

================================================================================

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of February 28, 2009:

Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $278,609,000
Level 2 - Other Significant Observable Inputs                          4,101,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
Total                                                               $282,710,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. The Fund did not enter into any repurchase agreements as of February 28, 2009.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of February 28, 2009, the Fund had no securities out on loan.

E. As of February 28, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2009, were $15,292,000 and $145,162,000, respectively, resulting in net unrealized depreciation of $129,870,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $283,520,000 at February 28, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 60.2% of net assets at February 28, 2009.

================================================================================
                                         Notes to Portfolio of Investments  |  8

================================================================================


SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Rate represents the money market fund annualized seven-day yield at February 28, 2009.
 *  Non-income-producing security.


================================================================================
9  |  USAA World Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    04/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.